INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details)	12 Months Ended
	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Write-downs and impairments	$ 0
Intangible assets	$ 383,864,000	$ 393,573,000	$ 393,573,000
Key assumption used in estimation of unit's recoverable amount, EBITDA multiple	11
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 26,220,000		$ 21,790,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 9,900,000	$ 5,900,000